Capital Stock - Additional Information (Detail) - Class B ordinary shares [member] $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 02, 2017 ARS ($)	Sep. 26, 2017 USD ($) shares	Sep. 07, 2017 $ / shares shares	Aug. 15, 2017 $ / shares shares	Dec. 31, 2018 USD ($)	Oct. 02, 2017 USD ($) shares
Disclosure of Capital Stock [line items]
Ordinary shares				150,000,000
Par value per share | $ / shares			$ 1	$ 1
Number of shares in initial public offering			130,434,600
Number of shares in public offering		109,999,996	19,565,190
Face value of public offering shares | $ / shares			$ 1
Subscribed price | $		$ 5				$ 5
Number of shares subscribed						16,500,004
Increase in capital due to share subscription	$ 11,004,383				$ 17,212,307,000
Expense related to share subscription	$ 146,347				$ 229,358,000